Equity (Details) - Schedule of changes in exercisable ordinary shares warrants	6 Months Ended
Jun. 30, 2021 $ / shares shares
Class of Warrant or Right [Line Items]
Number of Warrants | shares	731,371
Exercise price per share | $ / shares	$ 25
Exercise Price 180 [Member]
Class of Warrant or Right [Line Items]
Number of Warrants | shares	27,016
Exercise price per share | $ / shares	$ 180
Issuance date	Mar. 22, 2016
Expiration date	Sep. 22, 2021
Exercise Price 10 [Member]
Class of Warrant or Right [Line Items]
Number of Warrants | shares	22,750
Exercise price per share | $ / shares	$ 10
Issuance date	Feb. 26, 2020
Expiration date	Feb. 24, 2025
Exercise Price 9 [Member]
Class of Warrant or Right [Line Items]
Number of Warrants | shares	455,937
Exercise price per share | $ / shares	$ 9
Issuance date	Mar. 05, 2020
Expiration date	Mar. 05, 2022
Exercise Price 10 [Member]
Class of Warrant or Right [Line Items]
Number of Warrants | shares	46,167
Exercise price per share | $ / shares	$ 10
Issuance date	Mar. 04, 2020
Expiration date	Mar. 04, 2022
Exercise Price 25 [Member]
Class of Warrant or Right [Line Items]
Number of Warrants | shares	160,727
Exercise price per share | $ / shares	$ 25
Issuance date	Feb. 12, 2021
Expiration date	Feb. 09, 2026
Exercise Price 25 [Member]
Class of Warrant or Right [Line Items]
Number of Warrants | shares	18,774
Exercise price per share | $ / shares	$ 25
Issuance date	Feb. 17, 2021
Expiration date	Feb. 09, 2026